Notes Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Notes Payable

6.	Notes Payable

On November 30, 2021 (the “Closing Date”), the Company entered into a Loan and Security Agreement and the Supplement to the Loan and Security Agreement and Promissory Notes (together, the “Loan Agreement”) with Avenue Venture Opportunities Fund, L.P. (“AVOPI”) and Avenue Venture Opportunities Fund II, L.P. (“AVOPII,” and together with AVOPI, “Avenue”) for growth capital loans in an aggregate commitment amount of up to $20 million (the “Loan”). On the Closing Date, $15 million of the Loan was funded (“Tranche 1”). The Loan bore interest at an annual rate equal to the greater of (a) the sum of 7.00% plus the prime rate as reported in The Wall Street Journal and (b) 10.75%. The Loan was secured by a lien upon and security interest in all of the Company’s assets, including intellectual property, subject to agreed exceptions. The Loan was paid in full on its maturity date of December 1, 2024 along with a final payment equal to 4.25% of the Loan commitment amount, or $850,000, the (“Loan Premium”) and the lien upon and security interest in all of the Company’s assets was released.

The Loan Agreement included a conversion option to convert up to $5.0 million of the principal amount of the Loan outstanding at the option of Avenue, into shares of the Company’s Common Stock at a conversion price of $69.80 per share (the “Conversion Option”).

On the Closing Date, the Company also issued to Avenue warrants to purchase 36,101 shares of Common Stock of the Company (the “Avenue Warrants”) at an exercise price per share equal to $58.20. The Avenue Warrants are exercisable until November 30, 2026.

The amount of the carrying value of the notes payable was determined by allocating portions of the outstanding principal of the notes, resulting in approximately $1.4 million allocated to the fair value of the Avenue Warrants, and approximately $2.2 million allocated to the fair value of the embedded Conversion Option. Accordingly, the total amount of unearned discount of approximately $3.6 million, the total direct financing cost of approximately $390,000 and the Loan Premium of $850,000 were amortized using the effective interest method over the term of the Loan.

Total interest expense associated with the Loan was approximately $312,000, which is reflected as a component of interest expense on the accompanying condensed statements of operations and comprehensive loss for the nine months ended March 31, 2025. Interest expense associated with this loan was comprised of interest incurred on the outstanding principal of the loan of approximately $163,000, amortization of financing costs of approximately $12,000, amortization of the unearned discount of approximately $111,000, and the accretion of the Loan Premium of approximately $26,000.

Total interest expense associated with the Loan for the three months ended March 31, 2024 was approximately $629,000 on the accompanying condensed statements of operations and comprehensive loss. Interest expense was comprised of interest incurred on the outstanding principal of the loan of approximately $327,000, amortization of financing costs of approximately $24,000, amortization of the unearned discount of approximately $222,000 and the accretion of Loan Premium of approximately $52,000. Total interest expense associated with the Loan for the nine months ended March 31, 2024 was approximately $2.5 million on the accompanying condensed statements of operations and comprehensive loss. Interest expense was comprised of interest incurred on the outstanding principal of the loan of approximately $1.3 million, amortization of financing costs of approximately $92,000, amortization of the unearned discount of approximately $867,000 and the accretion of Loan Premium of approximately $201,000.

The following is a summary of the Notes Payable as of March 31, 2025 and June 30, 2024:

	March 31, 2025	June 30, 2024

Current portion of Notes Payable	$-	$5,000,000
Less: debt financing costs	-	(11,820)
Less: unearned discount	-	(111,212)
Plus: accretion of Loan Premium	-	824,242
Current portion of Notes Payable, net of financing costs, unearned premium and discount	$-	$5,701,210

7.	Notes Payable

On November 30, 2021 (the “Closing Date”), the Company entered into a Loan and Security Agreement and the Supplement to the Loan and Security Agreement and Promissory Notes (together, the “Loan Agreement”) with Avenue Venture Opportunities Fund, L.P. (“AVOPI”) and Avenue Venture Opportunities Fund II, L.P. (“AVOPII,” and together with AVOPI, “Avenue”) for growth capital loans in an aggregate commitment amount of up to $20 million (the “Loan”). On the Closing Date, $15 million of the Loan was funded (“Tranche 1”). The Loan provided for an additional $5 million to be available to the Company on or prior to September 15, 2022, subject to the Company’s achievement of certain milestones with respect to certain of its ongoing clinical trials, which were not achieved. The Loan bears interest at an annual rate equal to the greater of (a) the sum of 7.00% plus the prime rate as reported in The Wall Street Journal and (b) 10.75%. The prime rate at June 30, 2024 was 8.50%. The Loan is secured by a lien upon and security interest in all of the Company’s assets, including intellectual property, subject to agreed exceptions. The maturity date of the Loan is December 1, 2024.

The Loan Agreement required monthly interest-only payments during the first eighteen months of the term of the Loan. Following the interest-only period, on July 1, 2023, the Company pays equal monthly payments of principal, plus accrued interest, until the Loan’s maturity date when all remaining principal and accrued interest is due. If the Company prepays the Loan, it will be required to pay (a) a prepayment fee in an amount equal to 3.0% of the principal amount of the Loan that is prepaid during the interest-only period; and (b) a prepayment fee in an amount equal to 1.0% of the principal amount of the Loan that is prepaid after the interest-only period. At the Loan’s maturity date, or on the date of the prepayment of the Loan, the Company will be obligated to pay a final payment equal to 4.25% of the Loan commitment amount, the sum of Tranche 1 and Tranche 2, which amounts to $850,000 (the “Loan Premium”).

The Loan Agreement includes a conversion option to convert up to $5.0 million of the principal amount of the Loan outstanding at the option of Avenue, into shares of the Company’s Common Stock at a conversion price of $69.80 per share (the “Conversion Option”).

On the Closing Date, the Company issued to Avenue warrants to purchase 36,101 shares of Common Stock of the Company (the “Avenue Warrants”) at an exercise price per share equal to $58.20. The Avenue Warrants are exercisable until November 30, 2026.

The amount of the carrying value of the notes payable was determined by allocating portions of the outstanding principal of the notes, approximately $1.4 million, to the fair value of the Avenue Warrants, and approximately $2.2 million to the fair value of the embedded Conversion Option. Accordingly, the total amount of unearned discount of approximately $3.6 million, the total direct financing cost of approximately $390,000 and the Loan Premium of $850,000 are being amortized using the effective interest method over the term of the Loan. The adjusted effective interest rate is 27%.

Total interest expense for the year ended June 30, 2024 was approximately $2.9 million on the accompanying statement of operations and comprehensive loss. Interest expense was comprised of interest incurred on the outstanding principal of the loan of approximately $1.5 million, amortization of financing costs of approximately $109,000, amortization of the unearned discount of $1.0 million, and the accretion of the Loan Premium of approximately $237,000.

Total interest expense for the year ended June 30, 2023 was approximately $4.3 million on the accompanying statement of operations and comprehensive loss. Interest expense was comprised of interest incurred on the outstanding principal of the loan of approximately $2.1 million, amortization of financing costs of approximately $170,000, amortization of the unearned discount of $1.6 million, and the accretion of the Loan Premium of approximately $422,000.

As of June 30, 2024, the remaining principal balance of $5.0 million under the Loan is payable in 6 monthly equal installments. For the year ended June 30, 2024, the Company paid back $10 million, of the original loan of $15 million.

The following is a summary of the Notes Payable as of June 30, 2024 and 2023:

Current portion of Notes Payable

	June 30, 2024	June 30, 2023

Current portion of Notes Payable	$5,000,000	$10,000,000
Less: debt financing costs	(11,820)	(108,751)
Less: unearned discount	(111,212)	(1,023,145)
Plus: accretion of Loan Premium	824,242	236,970
Current portion of Notes Payable, net of financing costs, unearned premium and discount	$5,701,210	$9,105,074

Non-current portion of Notes Payable

	June 30, 2024	June 30, 2023

Notes Payable	$-	$5,000,000
Less: debt financing costs	-	(11,820)
Less: unearned discount	-	(111,212)
Plus: accretion of Loan Premium	-	350,302
Notes Payable, net of the current portion financing costs, unearned premium and discount	$-	$5,227,270

Estimated future amortization expense and accretion of Loan Premium is as follows:

	Unearned Discount	Debt Financing Costs	Loan Premium

Year ending June 30,
2025	$111,212	$11,820	$25,758
Total	$111,212	$11,820	$25,758